Form N-1A Supplement	Apr. 01, 2026
ALPS Nautilus SMR, Nuclear & Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS NAUTILUS SMR, NUCLEAR & TECHNOLOGY ETF (NYSE ARCA: SMRF)

(the “Fund”)

SUPPLEMENT DATED APRIL 1, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION, EACH DATED FEBRUARY 18, 2026, AS SUPPLEMENTED

 Effective immediately, the first sentence in the section entitled “PRINCIPAL INVESTMENT STRATEGIES” in the Fund’s Summary Prospectus and Summary Section of the Prospectus are hereby deleted in its entirety and replaced with the following: